Bank Debt	3 Months Ended
Mar. 31, 2020
Bank Debt
Bank Debt

NOTE 9.	BANK DEBT:

On January 23, 2019, certain subsidiaries of the Company, including Ameri100 Arizona LLC, Ameri100 Georgia, Inc., Ameri100 California, Inc. and Ameri and Partners, Inc., as borrowers (individually and collectively, “Borrower”) entered into a Loan and Security Agreement (the “Loan Agreement”) for a credit facility (the “Credit Facility”) with North Mill Capital LLC, as lender (the “Lender”). The Loan Agreement has an initial term of two years from the closing date, with renewal thereafter if Lender, at its option, agrees in writing to extend the term for additional one year periods (the “Term”). The Loan Agreement is collateralized by a first-priority security interest in all of the assets of Borrower. In addition, (i) pursuant to a Corporate Guaranty entered into by the Company in favor of the Lender (the “Corporate Guaranty”), the Company has guaranteed the Borrower’s obligations under the Credit Facility and (ii) pursuant to a Security Agreement entered into between the Company and Lender (the “Security Agreement”), the Company granted a first-priority security interest in all of its assets to Lender.

The Borrowers received an initial advance on January 23, 2019 in an amount of approximately $2.85 million (the “Initial Advance”). Borrowings under the Credit Facility accrue interest at the prime rate (as designated by Wells Fargo Bank, National Association) plus one and three quarters percentage points (1.75%), but in no event shall the interest rate be less than seven and one-quarter percent (7.25%). Notwithstanding anything to the contrary contained in the Loan Documents, the minimum monthly interest payable by Borrower on the Advances (as defined in the Loan Agreement) in any month shall be calculated based on an average Daily Balance (as defined in the Loan Agreement) of Two Million Dollars ($2,000,000) for such month. For the first year of the Term, Borrower shall pay to Lender a facility fee equal to $50,000, due in equal monthly installments, with additional facility fees due to Lender in the event borrowings exceed certain thresholds and with additional facility fees due and payable in later years or upon later milestones. In addition, Borrower shall pay to Lender a monthly fee (the “Servicing Fee”) in an amount equal to one-eighth percent (.125%) of the average Daily Balance (as defined in the Loan Agreement) during each month on or before the first day of each calendar month during the Term.

Borrower also agreed to certain negative covenants in the Loan Agreement, including that they will not, without the prior written consent of Lender, enter into any extraordinary transactions, dispose of assets, merge, acquire, or consolidate with or into any other business organization or restructure. As of March 31, 2020, the principal balance and accrued interest under the Credit Facility amounted to $ 4.5 million.

As of March 31, 2020, the principal balance and accrued interest under the Credit Facility amounted to $ 4.5 million.